CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [1]	Mar. 31, 2017 INR (₨)
Current assets
Cash and cash equivalents	₨ 2,638	$ 41	₨ 3,866
Other investments	18,330	282	14,270
Trade and other receivables	40,617	624	38,065
Inventories	29,089	447	28,529
Derivative financial instruments	103	2	262
Current tax assets	4,567	70	3,413
Other current assets	14,301	220	11,970
Total current assets	109,645	1,684	100,375
Non-current assets
Property, plant and equipment	57,869	889	57,160
Goodwill	3,945	61	3,752
Other intangible assets	44,665	686	44,925
Trade and other receivables	169	3	206
Investment in equity accounted investees	2,104	32	1,603
Other investments	2,549	39	5,237
Deferred tax assets	3,628	56	5,580
Other non-current assets	1,030	16	983
Total non-current assets	115,959	1,781	119,446
Total assets	225,604	3,465	219,821
Current liabilities
Trade and other payables	16,052	247	13,417
Short-term borrowings	25,466	391	43,539
Long-term borrowings, current portion	63	1	110
Provisions	3,732	57	4,509
Current tax liabilities	1,530	23	1,483
Derivative financial instruments	85	1	10
Bank overdraft	96	1	87
Other current liabilities	22,668	348	21,845
Total current liabilities	69,692	1,070	85,000
Non-current liabilities
Long-term borrowings, excluding current portion	25,089	385	5,449
Deferred tax liabilities	730	11	1,204
Provisions	53	1	47
Other non-current liabilities	3,580	55	4,077
Total non-current liabilities	29,452	452	10,777
Total liabilities	99,144	1,523	95,777
Equity
Share capital	830	13	829
Share premium	7,790	120	7,359
Share-based payment reserve	1,021	16	998
Capital redemption reserve	173	3	173
Retained earnings	113,865	1,749	108,051
Other components of equity	2,781	43	6,634
Total equity	126,460	1,942	124,044
Total liabilities and equity	₨ 225,604	$ 3,465	₨ 219,821

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))